Schedule of changes in contract acquisition costs (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue [abstract]
Contract acquisition costs, beginning of period	$ 194	$ 114
Additions	24	496
Amortization	(180)	(416)
Contract acquisition costs, end of period	$ 38	$ 194